Significant Accounting Policies (Details Textual)	6 Months Ended
	Sep. 30, 2020 USD ($) Customer	Sep. 30, 2019 Customer	Mar. 31, 2020 USD ($)
Significant Accounting Policies (Textual)
Concentration risk, Percentage	10.00%	10.00%
Number of customers | Customer	2	2
Accumulated other comprehensive income	$ 48,115		$ (590,660)
Intangible assets amortized useful life	Intangible assets represented the trademark registered in the PRC and purchased software which are amortized on a straight-line basis over a useful life of 10 years.
Cash and cash equivalents	$ 10,353,474		7,287,032
Allowance for accounts receivable	$ 108,450		$ 103,990